Goodwill and Other Intangible Assets - Finite-lived and Indefinite-lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	$ 11,296		$ 13,729
Total identifiable intangible assets, less accumulated amortization	53,833		57,555
Intangible assets, gross carrying amount	87,110	[1]	84,957	[1]
Finite-lived Intangible Assets, Gross Carrying Amount	75,814		71,228
Finite-lived Intangible Assets, Accumulated Amortization	(33,277)	[1]	(27,402)	[1]
Identifiable Intangible Assets, Less Accumulated Amortization	42,537		43,826
Indefinite Lived Brands [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Brands	10,027		10,219
In Process Research And Development [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
In-process research and development	1,197	[2]	3,438	[2]
Trademarks [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Trademarks	72		72
Developed Technology Rights [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross Carrying Amount	73,088	[2]	68,432	[2]
Finite-lived Intangible Assets, Accumulated Amortization	(32,013)	[2]	(26,223)	[2]
Identifiable Intangible Assets, Less Accumulated Amortization	41,075	[2]	42,209	[2]
Finite Lived Brands [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross Carrying Amount	1,678		1,626
Finite-lived Intangible Assets, Accumulated Amortization	(687)		(607)
Identifiable Intangible Assets, Less Accumulated Amortization	991		1,019
License Agreements [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross Carrying Amount	425		637
Finite-lived Intangible Assets, Accumulated Amortization	(215)		(248)
Identifiable Intangible Assets, Less Accumulated Amortization	210		389
Other Intangible Assets [Member]
Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets, Gross Carrying Amount	623		533
Finite-lived Intangible Assets, Accumulated Amortization	(362)		(324)
Identifiable Intangible Assets, Less Accumulated Amortization	$ 261		$ 209

[1]	The decrease is primarily related to amortization and impairment charges (see Note 4. Other Deductions-Net), partially offset by assets acquired as part of the acquisition of King (see Note 2B. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisition of King Pharmaceuticals, Inc.) and the impact of foreign exchange.
[2]	In the fourth quarter of 2011, Prevenar 13 Adult and Vyndaqel (tafamidis meglumine) received regulatory approval in a major market, and as a result, we reclassified these assets, with a combined book value of approximately $2.3 billion, from IPR&D to Developed Technology Rights and began to amortize the assets.